SUPPLEMENTAL CASH FLOW INFORMATION Non-cash investing activities (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Other Significant Noncash Transactions [Line Items]
Increase (decrease) in capital expenditure incurred but not yet paid	$ 10	$ 0	$ (10)
Accounts Payable [Member]
Other Significant Noncash Transactions [Line Items]
Increase (decrease) in capital expenditure incurred but not yet paid	10	(4)	(11)
Other Noncurrent Liabilities [Member]
Other Significant Noncash Transactions [Line Items]
Increase (decrease) in capital expenditure incurred but not yet paid	$ 0	$ 4	$ 1